Other Comprehensive Income (Loss) - Tax Effects on Each Component of Other Comprehensive Income (Loss) and Adjustments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Equity [Abstract]
Foreign currency translation adjustments, Pretax amount	¥ 1,650	¥ 3,662	¥ (412)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses) arising during the year, Pretax amount	78	14	0
Less: reclassification adjustment for gains (losses) included in net income, Pretax amount		109
Net unrealized gains (losses), Pretax amount	78	123	0
Pension liability adjustment:
Net loss arising during the year, Pretax amount			186
Less: settlement or amortization of net gain, Pretax amount	3	5	293
Pension liability adjustments, net, Pretax amount	3	5	479
Other comprehensive income loss, Pretax amount	1,731	3,790	67
Foreign currency translation adjustments, Tax (expense) or benefit	8	(16)	(43)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses) arising during the year, Tax (expense) or benefit	(28)	(5)	0
Less: reclassification adjustment for gains (losses) included in net income, Tax (expense) or benefit		(39)
Net unrealized gains (losses), Tax (expense) or benefit	(28)	(44)	0
Pension liability adjustment:
Net loss arising during the year, Tax (expense) or benefit			(76)
Less: settlement or amortization of net gain, Tax (expense) or benefit	(1)	(2)	(120)
Pension liability adjustments, net, Tax (expense) or benefit	(1)	(2)	(196)
Other comprehensive income loss, Tax (expense) or benefit	(21)	(62)	(239)
Foreign currency translation adjustments, Net of tax amount	1,658	3,646	(455)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses) arising during the year, Net of tax amount	50	9	0
Less: reclassification adjustment for gains (losses) included in net income, Net of tax amount		70
Net unrealized gains (losses), Net of tax amount	50	79	0
Pension liability adjustment:
Net loss arising during the year, Net of tax amount			110
Less: settlement or amortization of net gain, Net of tax amount	2	3	173
Pension liability adjustments, net, Net of tax amount	2	3	283
Other comprehensive income loss, Net of tax amount	¥ 1,710	¥ 3,728	¥ (172)